Intangible Assets, Net - Amortization expenses (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Intangible assets, net
2024	¥ 26,975
2025	24,795
2026	23,970
2027	21,798
2028 and Thereafter	84,468
Definite-lived intangible assets, net	¥ 182,006	¥ 150,446